Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.76%
Communication services: 12.83%
Entertainment: 1.09%
Live Nation Entertainment, Inc.†	187,646	$16,683,606
Netflix, Inc.†	28,425	15,651,942
		32,335,548
Interactive media & services: 11.74%
Alphabet, Inc. Class A†	881,933	143,561,054
Alphabet, Inc. Class C†	242,695	39,957,305
Meta Platforms, Inc. Class A	379,715	163,342,001
		346,860,360
Consumer discretionary: 16.55%
Broadline retail: 9.40%
Amazon.com, Inc.†	1,420,821	248,643,675
MercadoLibre, Inc.†	19,934	29,077,726
		277,721,401
Hotels, restaurants & leisure: 3.95%
Booking Holdings, Inc.	10,582	36,529,381
Chipotle Mexican Grill, Inc.†	8,726	27,570,670
DoorDash, Inc. Class A†	95,266	12,314,083
DraftKings, Inc. Class A†	339,428	14,106,628
Flutter Entertainment PLC†	54,000	10,058,040
Wingstop, Inc.	41,450	15,949,545
		116,528,347
Specialty retail: 2.35%
AutoZone, Inc.†	3,571	10,557,304
Boot Barn Holdings, Inc.†	280,638	29,879,528
Floor & Decor Holdings, Inc. Class A†	187,836	20,723,946
O’Reilly Automotive, Inc.†	8,157	8,265,162
		69,425,940
Textiles, apparel & luxury goods: 0.85%
lululemon athletica, Inc.†	16,813	6,062,768
On Holding AG Class A†	601,007	19,081,972
		25,144,740
Consumer staples: 1.29%
Beverages: 0.59%
Celsius Holdings, Inc.†	245,335	17,485,026
Personal care products: 0.70%
BellRing Brands, Inc.†	176,555	9,740,539
e.l.f. Beauty, Inc.†	67,692	11,001,981
		20,742,520
See accompanying notes to portfolio of investments
Allspring Growth Fund | 1

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Financials: 8.37%
Capital markets: 3.90%
LPL Financial Holdings, Inc.	148,153	$39,872,417
S&P Global, Inc.	53,223	22,131,720
Tradeweb Markets, Inc. Class A	523,385	53,233,488
		115,237,625
Financial services: 4.38%
Block, Inc.†	162,786	11,883,378
Mastercard, Inc. Class A	148,820	67,147,584
Visa, Inc. Class A	187,370	50,329,456
		129,360,418
Insurance: 0.09%
Kinsale Capital Group, Inc.	7,421	2,695,678
Health care: 7.94%
Biotechnology: 0.48%
Vertex Pharmaceuticals, Inc.†	36,119	14,187,905
Health care equipment & supplies: 4.26%
Boston Scientific Corp.†	334,624	24,049,427
DexCom, Inc.†	72,446	9,228,896
Intuitive Surgical, Inc.†	39,689	14,709,537
Penumbra, Inc.†	100,638	19,772,348
Shockwave Medical, Inc.†	147,860	48,821,893
Stryker Corp.	17,614	5,927,111
TransMedics Group, Inc.†	34,746	3,270,641
		125,779,853
Health care technology: 1.29%
Veeva Systems, Inc. Class A†	191,960	38,115,578
Life sciences tools & services: 0.47%
Avantor, Inc.†	435,000	10,540,050
Repligen Corp.†	21,000	3,448,200
		13,988,250
Pharmaceuticals: 1.44%
Eli Lilly & Co.	42,777	33,413,115
Novo Nordisk AS ADR	71,715	9,201,751
		42,614,866
Industrials: 7.71%
Aerospace & defense: 0.41%
TransDigm Group, Inc.	9,734	12,148,324
Commercial services & supplies: 2.40%
Casella Waste Systems, Inc. Class A†	245,880	22,227,552
Copart, Inc.†	893,918	48,548,686
		70,776,238
See accompanying notes to portfolio of investments
2 | Allspring Growth Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Construction & engineering: 0.72%
Quanta Services, Inc.	82,200	$21,253,632
Electrical equipment: 0.79%
NEXTracker, Inc. Class A†	275,515	11,789,287
Vertiv Holdings Co.	122,561	11,398,173
		23,187,460
Ground transportation: 1.54%
Uber Technologies, Inc.†	687,130	45,536,105
Machinery: 0.48%
Fortive Corp.	189,836	14,288,956
Professional services: 1.37%
Legalzoom.com, Inc.†	896,031	10,707,570
Paycor HCM, Inc.†	1,714,813	29,786,302
		40,493,872
Information technology: 43.56%
Communications equipment: 0.74%
Arista Networks, Inc.†	84,839	21,766,294
Electronic equipment, instruments & components: 0.15%
Jabil, Inc.	38,100	4,471,416
IT services: 2.06%
MongoDB, Inc.†	143,239	52,308,018
Wix.com Ltd.†	72,264	8,590,022
		60,898,040
Semiconductors & semiconductor equipment: 14.45%
Advanced Micro Devices, Inc.†	168,556	26,695,899
Allegro MicroSystems, Inc.†	1,463,405	43,448,494
Astera Labs, Inc.†	52,851	4,479,651
Marvell Technology, Inc.	176,506	11,633,510
Microchip Technology, Inc.	433,297	39,854,658
Monolithic Power Systems, Inc.	67,564	45,222,612
NVIDIA Corp.	295,774	255,554,652
		426,889,476
Software: 20.45%
Clearwater Analytics Holdings, Inc. Class A†	988,904	15,604,905
Crowdstrike Holdings, Inc. Class A†	117,950	34,505,093
Datadog, Inc. Class A†	194,044	24,352,522
DoubleVerify Holdings, Inc.†	376,134	11,020,726
Dynatrace, Inc.†	235,449	10,668,194
Fair Isaac Corp.†	34,226	38,789,353
Informatica, Inc. Class A†	170,000	5,264,900
Intuit, Inc.	28,354	17,738,829
Manhattan Associates, Inc.†	56,000	11,539,360
See accompanying notes to portfolio of investments
Allspring Growth Fund | 3

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Software(continued)
Microsoft Corp.	872,955	$339,867,570
Monday.com Ltd.†	24,700	4,676,451
Oracle Corp.	139,451	15,862,551
Palo Alto Networks, Inc.†	49,749	14,471,487
Procore Technologies, Inc.†	301,585	20,634,446
Salesforce, Inc.	37,208	10,006,720
ServiceNow, Inc.†	28,885	20,026,837
Vertex, Inc. Class A†	311,700	9,079,821
		604,109,765
Technology hardware, storage & peripherals: 5.71%
Apple, Inc.	990,242	168,667,920
Materials: 1.51%
Chemicals: 1.51%
Linde PLC	100,942	44,511,384
Total common stocks (Cost $1,202,872,067)		2,947,222,937

		Yield
Short-term investments: 0.13%
Investment companies: 0.13%
Allspring Government Money Market Fund Select Class♠∞		5.23%	3,741,650	3,741,650
Total short-term investments (Cost $3,741,650)				3,741,650
Total investments in securities (Cost $1,206,613,717)	99.89%			2,950,964,587
Other assets and liabilities, net	0.11			3,309,395
Total net assets	100.00%			$2,954,273,982

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,704,374	$389,097,410	$(401,060,134)	$0	$0	$3,741,650	3,741,650	$436,367
See accompanying notes to portfolio of investments
4 | Allspring Growth Fund

Notes to portfolio of investments—April 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$379,195,908	$0	$0	$379,195,908
Consumer discretionary	488,820,428	0	0	488,820,428
Consumer staples	38,227,546	0	0	38,227,546
Financials	247,293,721	0	0	247,293,721
Health care	234,686,452	0	0	234,686,452
Industrials	227,684,587	0	0	227,684,587
Information technology	1,286,802,911	0	0	1,286,802,911
Materials	44,511,384	0	0	44,511,384
Short-term investments
Investment companies	3,741,650	0	0	3,741,650
Total assets	$2,950,964,587	$0	$0	$2,950,964,587
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Growth Fund | 5